CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Sep. 25, 2021 $ / shares shares
European Wax Center, Inc. and Subsidiaries
Preferred Stock Par Value | $ / shares	$ 0.00001
Preferred Stock, Shares Authorized	100,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
European Wax Center, Inc. and Subsidiaries | Class A Founders' Units [Member]
Temporary Equity, Shares Authorized	0
Temporary Equity, Shares Issued	0
Temporary Equity, Shares Outstanding	0
European Wax Center, Inc. and Subsidiaries | Class D Units
Temporary Equity, Shares Authorized	0
Temporary Equity, Shares Issued	0
Temporary Equity, Shares Outstanding	0
European Wax Center, Inc. and Subsidiaries | Class A Common Stock [Member]
Class Units Authorized	0
Class Units Issued	0
Class Units Outstanding	0
Common Stock, Par Value | $ / shares	$ 0.00001
Common Stock, Shares Authorized	600,000,000
Common Stock, Shares, Issued	31,370,186
Common Stock, Shares, Outstanding	31,370,186
European Wax Center, Inc. and Subsidiaries | Class B Common Stock [Member]
Class Units Authorized	0
Class Units Issued	0
Class Units Outstanding	0
Common Stock, Par Value | $ / shares	$ 0.00001
Common Stock, Shares Authorized	60,000,000
Common Stock, Shares, Issued	32,372,542
Common Stock, Shares, Outstanding	32,372,542
European Wax Center, Inc. and Subsidiaries | Class C Units
Class Units Authorized	0
Class Units Issued	0
Class Units Outstanding	0